UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06686
                                                     ---------
                           JF China Region Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-441-9800
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       [LOGO] JF CHINA REGION FUND, INC.
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006

                               [GRAPHIC OMITTED]

THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS SENT TO THE STOCKHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

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JF CHINA REGION FUND, INC.

CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------
Objectives                                                                     1
--------------------------------------------------------------------------------
Management                                                                     1
--------------------------------------------------------------------------------
Market Information                                                             1
--------------------------------------------------------------------------------
Highlights                                                                     2
--------------------------------------------------------------------------------
Chairman's Statement                                                           3
--------------------------------------------------------------------------------
Top Ten Holdings                                                               4
--------------------------------------------------------------------------------
Investment Portfolio                                                           6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           12
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          15
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 16
--------------------------------------------------------------------------------
Results of the Annual Stockholders Meeting                                    21
--------------------------------------------------------------------------------
Other Information                                                             21
--------------------------------------------------------------------------------
Dividend Reinvestment and Cash Purchase Plan                                  22
--------------------------------------------------------------------------------
Directors and Administration                                                  26
--------------------------------------------------------------------------------

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JF CHINA REGION FUND, INC.

OBJECTIVES
--------------------------------------------------------------------------------

      JF China Region Fund, Inc. (the "Fund") seeks to achieve long-term capital appreciation through investments primarily in equity securities of companies with substantial assets in, or revenues derived from, the People's Republic of China ("PRC" or "China"), Hong Kong, Taiwan and Macau--collectively, the China Region.

      The Fund provides investors with an opportunity to participate in the growing economies of the China Region, especially that of the PRC, although investments in the PRC are expected to be predominantly through securities listed on the Stock Exchange of Hong Kong. Hong Kong enterprises have made substantial investments in the PRC, in Guangdong Province in particular, where labor and land prices are lower than in Hong Kong. Hong Kong is also the largest trading partner of the PRC. Furthermore, many PRC companies and their Hong Kong-incorporated subsidiaries have listed their securities on the Stock Exchange of Hong Kong.

      The economies of the PRC, Hong Kong, Taiwan and Macau have become increasingly linked over the past 10 years, especially since Hong Kong and Macau reverted to Chinese sovereignty in 1997 and 1999, respectively. Investments made by the Fund will seek to take advantage of opportunities resulting from this linkage among the China Region markets.

MANAGEMENT
--------------------------------------------------------------------------------

      JF International Management Inc. ("JFIMI") is the investment management company appointed to advise and manage the Fund's portfolio. JFIMI is part of J.P. Morgan Chase & Co. ("JPMC"), one of the world's premier financial services institutions. In asset management, JPMC operates globally under the name of JPMorgan Asset Management ("JPMAM"), although in Asia it uses the sub-brand JF Asset Management. Funds under management for the global asset management business of JPMAM were US$898.2 billion as of June 30, 2006.

      The day-to-day management of the Fund's portfolio is handled by JPMAM's Greater China investment team based in Hong Kong. The head of this team is Howard Wang who joined JPMAM in 2005. Previously, Mr. Wang spent eight years with Goldman Sachs, where in 2004, he was appointed Managing Director, Equities and General Manager of the Taipei branch office.

MARKET INFORMATION
--------------------------------------------------------------------------------

THE FUND IS LISTED ON THE NEW YORK STOCK EXCHANGE (SYMBOL JFC). THE SHARE PRICE IS PUBLISHED IN
--------------------------------------------------------------------------------

o     The Wall Street Journal (daily online at www.WSJ.com/Free)

THE NET ASSET VALUE IS PUBLISHED IN
--------------------------------------------------------------------------------

o     The Wall Street Journal under "Closed-End Funds" (every Saturday)


                                       1
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JF CHINA REGION FUND, INC.

HIGHLIGHTS
--------------------------------------------------------------------------------

                                           FOR THE SIX MONTHS
                                                  ENDED          For the Year
                                              JUNE 30, 2006          Ended
                                                   US$         December 31, 2005
                                               (UNAUDITED)            US$
--------------------------------------------------------------------------------
Net Assets                                   $80.2 MILLION      $73.6 million
Net Asset Value Per Share                           $17.50             $16.04

MARKET DATA
Share Price on the
  New York Stock Exchange                           $15.89             $13.71
Discount to Net Asset Value                            9.2%              14.5%

TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2006
--------------------------------------------------------------------------------
Net Asset Value                                               9.1%
Share Price                                                  15.9%
JFC Benchmark Index*                                          9.5%
MSCI Hong Kong Index (Total)                                  7.0%
BNP Prime Peregrine China Index                              25.3%
Taiwan Weighted Index                                         3.9%

NET ASSET VALUE AND SHARE PRICE VS. BENCHMARK INDEX

                        Net Asset Value   Share Price   JFC Benchmark Index*
                        ---------------   -----------   --------------------
         7/16/1992          $100.00          $100.00          $100.00
         7/27/1992            99.78            98.33            89.81
         8/28/1992           100.43            94.20            91.11
         9/30/1992           100.94            80.00            79.15
        10/30/1992           108.60            92.53            90.31
        11/30/1992           111.05            96.67            91.95
        12/31/1992           109.29            93.02            90.21
         1/29/1993           110.16            96.37            87.65
         2/26/1993           117.49            98.85            97.55
         3/31/1993           120.54           108.90            94.28
         4/30/1993           125.48           118.95            97.84
         5/28/1993           129.84           122.30            92.05
         6/30/1993           122.35           120.09            83.13
         7/30/1993           120.67           116.73            77.96
         8/27/1993           124.75           129.29            82.27
         9/30/1993           128.39           126.81            84.74
        10/29/1993           147.17           150.32           102.63
        11/26/1993           156.34           166.71           113.90
        12/31/1993           188.96           187.39           128.98
         1/28/1994           175.52           183.65           111.34
         2/25/1994           158.91           148.41           103.16
         3/31/1994           136.56           136.08            91.08
         4/29/1994           132.14           134.18            87.30
         5/27/1994           136.06           148.41            90.89
         6/30/1994           123.99           123.29            82.84
         7/29/1994           130.78           126.47            87.48
         8/26/1994           130.78           135.83            92.18
         9/30/1994           132.98           129.56            94.14
        10/28/1994           132.34           126.47            89.14
        11/23/1994           124.35           110.76            80.63
        12/31/1994           115.72            94.29            72.23
         1/27/1995           101.37            90.10            62.02
         2/24/1995           108.27            98.48            66.92
         3/31/1995           109.37            94.29            67.13
         4/30/1995           105.33            90.10            63.43
         5/26/1995           113.68           107.01            70.35
         6/30/1995           111.93            92.33            69.32
         7/28/1995           116.08            95.51            73.64
         8/31/1995           108.89            88.13            69.66
         9/30/1995           112.85            94.42            68.82
        10/31/1995           110.46            89.22            67.02
        11/30/1995           104.65            85.02            64.06
        12/31/1995           103.54            84.52            63.34
         1/31/1996           112.35           107.76            72.64
         2/29/1996           113.37            95.08            73.99
         3/31/1996           110.12            95.08            70.65
         4/30/1996           111.70            96.18            68.52
         5/31/1996           112.25            94.07            71.64
         6/30/1996           111.98            87.73            71.47
         7/31/1996           110.21            81.39            71.69
         8/30/1996           110.68            84.52            73.69
         9/30/1996           112.16            85.62            74.73
        10/31/1996           113.18            83.51            77.45
        11/29/1996           125.79            90.86            89.15
        12/31/1996           132.84            95.25            97.43
         1/31/1997           135.63            99.49            99.27
         2/28/1997           138.13            99.49           100.73
         3/27/1997           133.96            99.49            99.65
         4/30/1997           148.44           106.94           106.53
         5/31/1997           159.48           115.41           111.06
         6/30/1997           170.35           124.89           114.45
         7/31/1997           178.89           130.22           117.43
         8/31/1997           187.33           126.50           121.24
         9/30/1997           167.65           124.38           116.19
        10/31/1997           124.12            87.29            88.50
        11/28/1997           107.96            84.67            82.92
        12/31/1997           110.00            82.89            83.73
         1/30/1998            85.88            79.75            70.48
         2/28/1998           114.29            88.25            86.61
         3/31/1998           107.58            80.77            83.66
         4/30/1998            98.27            74.90            76.62
         5/29/1998            83.74            60.57            69.04
         6/30/1998            72.75            54.24            63.53
         7/31/1998            57.28            44.10            56.17
         8/31/1998            51.32            29.76            50.16
         9/30/1998            60.82            40.91            56.88
        10/30/1998            70.51            50.48            65.12
        11/30/1998            72.47            53.14            64.68
        12/31/1998            69.86            46.76            61.44
         1/29/1999            63.27            45.70            55.92
         2/26/1999            63.43            44.63            56.22
         3/31/1999            69.67            47.82            62.49
         4/30/1999            82.25            62.17            74.33
         5/31/1999            76.94            57.39            69.97
         6/30/1999            90.35            74.39            80.74
         7/30/1999            84.95            60.57            75.80
         8/31/1999            88.77            61.11            78.44
         9/30/1999            84.11            56.86            73.92
        10/29/1999            87.65            59.51            75.69
        11/30/1999            99.29            68.01            82.85
        12/31/1999           110.11            72.07            90.38
         1/31/2000           108.99            69.94            90.33
         2/29/2000           113.38            73.68            91.87
         3/31/2000           118.43            75.28            96.89
         4/28/2000           100.86            64.07            87.24
         5/31/2000            94.69            62.46            82.27
         6/30/2000            98.52            66.73            85.48
         7/31/2000           102.07            69.94            89.73
         8/31/2000           103.94            71.54            88.73
         9/29/2000            95.34            66.73            79.73
        10/31/2000            87.40            64.07            72.78
        11/30/2000            83.00            61.93            68.48
        12/31/2000            87.30            60.33            71.12
         1/31/2001            95.81            71.33            78.24
         2/28/2001            91.42            67.57            76.15
         3/30/2001            84.59            60.73            69.80
         4/30/2001            86.09            63.89            69.03
         5/31/2001            87.12            66.46            67.29
         6/29/2001            84.69            66.20            65.30
         7/31/2001            78.98            60.22            61.21
         8/31/2001            73.10            54.24            57.47
         9/28/2001            66.37            50.83            48.34
        10/31/2001            71.51            51.34            51.10
        11/30/2001            76.18            55.95            57.64
        12/31/2001            76.09            56.12            63.41
         1/31/2002            75.34            55.52            63.09
         2/28/2002            75.53            57.92            60.84
         3/28/2002            81.23            63.64            65.43
         4/30/2002            80.95            64.92            66.68
         5/31/2002            81.88            65.18            64.55
         6/28/2002            76.65            58.94            60.36
         7/31/2002            73.94            54.24            57.39
         8/30/2002            70.29            53.39            54.89
         9/30/2002            65.71            49.71            49.30
        10/31/2002            68.42            52.96            52.07
        11/29/2002            70.48            55.78            54.34
        12/31/2002            69.82            55.52            50.92
         1/31/2003            77.58            62.36            53.73
         2/28/2003            77.30            66.63            50.72
         3/31/2003            73.94            64.41            48.90
         4/30/2003            73.75            63.21            48.38
         5/30/2003            82.63            65.43            53.24
         6/30/2003            86.93            73.46            55.68
         7/31/2003            96.93            80.30            60.86
         8/29/2003           104.13            88.58            66.88
         9/30/2003           106.37            86.87            68.73
        10/31/2003           120.30           116.09            73.75
        11/28/2003           119.37           114.63            72.11
        12/31/2003           130.21           154.44            75.70
         1/30/2004           134.88           129.50            80.89
         2/27/2004           143.95           141.97            84.25
         3/31/2004           135.35           123.01            79.74
         4/30/2004           115.81            91.40            73.82
         5/31/2004           118.43           104.47            74.32
         6/30/2004           115.63            97.12            73.49
         7/30/2004           115.63            90.80            72.08
         8/31/2004           117.59           102.68            76.05
         9/30/2004           121.80           100.88            78.02
        10/31/2004           121.33            99.17            77.35
        11/30/2004           128.81           111.05            83.91
        12/31/2004           131.42           109.34            86.50
         1/31/2005           129.37           110.19            83.66
         2/28/2005           137.22           114.38            88.07
         3/31/2005           132.08           105.92            83.87
         4/30/2005           132.92           104.90            84.85
         5/31/2005           133.76           106.01            86.42
         6/30/2005           137.31           110.45            89.42
         7/29/2005           144.23           116.68            93.15
         8/31/2005           141.14           117.11            90.42
         9/30/2005           146.75           117.37            92.93
        10/31/2005           135.63           108.65            86.00
        11/30/2005           145.44           114.98            91.53
        12/31/2005           150.49           117.62            95.39
         1/31/2006           162.31           139.24           101.51
         2/28/2006           162.50           135.38           102.13
         3/31/2006           167.66           135.04           103.48
         4/30/2006           177.04           153.31           111.13
         5/31/2006           168.51           143.71           104.50
         6/30/2006           164.19           136.33           104.46



*     JFC Benchmark:  MSCI Golden Dragon Index (Total)

      Prior to March 2001, 25% Taiwan Weighted Index, 20% BNP Paribas China Index, 50% MSCI Hong Kong, 5% HSBC;

      Prior to March 1999, 60% Hong Kong All Ordinaries, 30% Credit Lyonnais Securities Asia All China B Index, 10% Taiwan Weighted Index;

      Prior to January 1997, Peregrine Greater China Index

**    Commencement of operations

      Source JPMorgan Asset Management


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JF CHINA REGION FUND, INC.

CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------

Dear Fellow Stockholder,

      The six month period to June 30, 2006 was a volatile period for our investments in the Greater China Region. Nevertheless, I am pleased to report that the Fund's net asset value gained 9.1% over the period. The share price gained 15.9%, which not only reflected the increase in the net asset value but the narrowing of the discount from 14.5% as at December 31, 2005 to 9.2% as at June 30, 2006. Your Board continues to monitor the level of the discount closely and is pleased that it narrowed over the reporting period. Generally, the Fund has performed broadly in line with its benchmark, the MSCI Golden Dragon Index (Total), which returned 9.5%.

      On August 10, 2006, Michael J. James replaced A. Douglas Eu as Treasurer to the Fund following Mr. Eu's decision to pursue career opportunities outside of the J.P. Morgan Chase & Co. family of funds. On behalf of the Board I would like to thank Mr. Eu for his contribution to the Fund over the past 9 years and wish him well in his new endeavours. Michael James brings with him a wealth of experience as he is currently the Chief Operating Officer of JPMorgan Asset
Management's closed-end fund division. He is also a qualified Chartered Accountant and holds an MBA from London University. On behalf of the Board I would like to extend a warm welcome to Michael.

Respectfully submitted,


/s/ Cromer

The Rt. Hon. The Earl of Cromer
Chairman

August 17, 2006

        For more information refer to the website www.jfchinaregion.com


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JF CHINA REGION FUND, INC.

TOP TEN HOLDINGS
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                                               ASSETS
------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.                                                      6.0

      Taiwan  Semiconductor   Manufacturing  Company  Limited  manufactures  and
markets integrated circuits. The Company provides the following services:  wafer manufacturing,  wafer probing, assembly and testing, mask production, and design services. The Company's integrated circuits are used in computer, communication, consumer electronics, automotive and industrial equipment industries.

CHINA MOBILE (HONG KONG), LTD.                                                                    5.2

      China Mobile (Hong Kong) Limited provides cellular telecommunication services in the People's Republic of China.

HON HAI PRECISION INDUSTRY CO., LTD.                                                              3.9

      Hon Hai Precision Industry Company, Limited manufactures and markets personal computer ('PC') connectors and cable assemblies used in desktop PCs and PC servers.

CHEUNG KONG HOLDINGS, LTD.                                                                        3.5

      Cheung Kong  Holdings  Limited  develops and invests in real  estate.  The
Company also provides real estate agency and management services, operates hotels and invests in securities.

CATHAY FINANCIAL HOLDING CO., LTD.                                                                2.8

      Cathay Financial Holding Company, Limited is a holding company. Through its subsidiaries, the Company provides traditional life, health care and accident insurances, as well as banking, security underwriting and brokerage services.

CHINA LIFE INSURANCE CO. LTD. 'H'                                                                 2.7

      China Life Insurance Company, Limited offers a wide range of life, accident and health insurance products and services.

PETROCHINA COMPANY LIMITED 'H'                                                                    2.6

      PetroChina Company Limited explores, develops and produces crude oil and natural gas. The Company also refines, transports and distributes crude oil and petroleum products, produces and sells chemicals, and markets and sells natural gas.


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JF CHINA REGION FUND, INC.

TOP TEN HOLDINGS (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                                               ASSETS
------------------------------------------------------------------------------------------------------
SUN HUNG KAI PROPERTIES, LTD.                                                                     2.5

      Sun Hung Kai Properties  Limited  develops and invests in properties.  The
Company also operates hotels, manages properties, car parking and transportation
infrastructure.   In  addition,   the  Company  operates   logistics   business,
construction,  financial services, telecommunication Internet infrastructure and enabling services.

CHINA PETROLEUM AND CHEMICAL CORP. (SINOPEC) 'H'                                                  2.5

      China Petroleum and Chemical Corporation explores for and produces crude oil and natural gas in China. The Company also owns refineries that make petroleum and petrochemical products such as gasoline, diesel, jet fuel, kerosene, ethylene, synthetic fibers, synthetic rubber, synthetic resins and chemical fertilizers. In addition, the Company trades petrochemical products.

CHINA CONSTRUCTION BANK 'H'                                                                       2.1

      China  Construction Bank provides a complete range of banking services and other  financial  services to  individual  and corporate  customers.  The bank's services include retail banking,  international settlement,  project finance and credit card services.
------------------------------------------------------------------------------------------------------

TOTAL TOP TEN HOLDINGS                                                                           33.8


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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------

                                                                                               MARKET
                                                                              HOLDINGS         VALUE
DESCRIPTION                                                                  (IN SHARES)      (IN US$)
------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED)
------------------------------------------------------------------------------------------------------

CHINA (15.8%)
------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.7%)
   Bank of Communications Co. 'H'                                              2,010,000     1,306,875
*  China Construction Bank 'H'                                                 3,682,000     1,682,902
------------------------------------------------------------------------------------------------------
                                                                                             2,989,777
------------------------------------------------------------------------------------------------------

INSURANCE (2.7%)
   China Life Insurance Co., Ltd. 'H'                                          1,353,000     2,133,932
------------------------------------------------------------------------------------------------------

METALS & MINING (2.3%)
   Angang New Steel Co., Ltd. 'H'                                              1,370,000     1,296,447
   Zijin Mining Group Co., Ltd. 'H'                                            1,088,000       542,809
------------------------------------------------------------------------------------------------------
                                                                                             1,839,256
------------------------------------------------------------------------------------------------------

OIL & GAS (5.1%)
   China Petroleum and Chemical Corp. (Sinopec) 'H'                            3,518,000     2,015,592
   PetroChina Company Limited 'H'                                              1,934,000     2,066,718
------------------------------------------------------------------------------------------------------
                                                                                             4,082,310
------------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
   Shandong Chenming Paper Holdings, Ltd., 'B'                                 1,102,612       572,103
------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.3%)
*  Dongfeng Motors Group Corp., Ltd. 'H'                                       2,266,000     1,057,583
------------------------------------------------------------------------------------------------------

TOTAL CHINA                                                                                 12,674,961
------------------------------------------------------------------------------------------------------

HONG KONG (48.9%)
------------------------------------------------------------------------------------------------------

AIRLINES (1.2%)
*  Air China, Ltd. 'H'                                                         2,302,000       963,242
------------------------------------------------------------------------------------------------------

BUILDING MATERIALS (0.7%)
*  China National Building Material Co., Ltd. 'H'                              1,782,000       590,788
------------------------------------------------------------------------------------------------------


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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                                MARKET
                                                                               HOLDINGS          VALUE
DESCRIPTION                                                                   (IN SHARES)      (IN US$)
------------------------------------------------------------------------------------------------------
CHEMICALS (0.9%)
   Sinochem Hong Kong Holdings, Ltd.                                           1,876,000       736,681
------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.9%)
   BOC Hong Kong (Holdings), Ltd.                                                527,500     1,032,316
   Dah Sing Financial Group                                                      141,200     1,034,412
   Standard Chartered, Plc.                                                       44,325     1,090,006
------------------------------------------------------------------------------------------------------
                                                                                             3,156,734
------------------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE (2.6%)
   Esprit Holdings, Ltd.                                                         162,500     1,326,445
   Li & Fung, Ltd.                                                               388,600       785,505
------------------------------------------------------------------------------------------------------
                                                                                             2,111,950
------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.3%)
   Hong Kong Exchanges & Clearing, Ltd.                                           90,000       578,795
   Shin Kong Financial Holding                                                 1,167,246     1,295,526
------------------------------------------------------------------------------------------------------
                                                                                             1,874,321
------------------------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS (6.7%)
   China Merchants Holdings International Co., Ltd.                              250,000       761,233
   China Resources Enterprise, Ltd.                                              260,000       530,578
   Guangdong Investment, Ltd.                                                  1,088,000       416,737
   Hutchison Whampoa, Ltd.                                                        84,000       766,783
   Jardine Strategic Holdings, Ltd.                                              101,500     1,096,200
   Melco International Development, Ltd.                                          83,000       208,382
   Swire Pacific, Ltd., Class A                                                  150,500     1,553,055
------------------------------------------------------------------------------------------------------
                                                                                             5,332,968
------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
   China Resources Power Holdings                                              1,040,000       870,349
------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
   Cafe de Coral Holdings, Ltd.                                                  342,000       486,558
   Shangri-La Asia, Ltd.                                                         438,000       843,067
------------------------------------------------------------------------------------------------------
                                                                                             1,329,625
------------------------------------------------------------------------------------------------------

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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                                MARKET
                                                                               HOLDINGS          VALUE
DESCRIPTION                                                                   (IN SHARES)      (IN US$)
------------------------------------------------------------------------------------------------------
MACHINERY (1.0%)
   Techtronic Industries Co., Ltd.                                               582,500       787,466
------------------------------------------------------------------------------------------------------

MARINE (1.2%)
   Pacific Basin Shipping, Ltd.                                                2,022,000       917,671
------------------------------------------------------------------------------------------------------

METALS & MINING (1.7%)
   China Shenhua Energy Co. Ltd. 'H'                                             723,500     1,336,710
------------------------------------------------------------------------------------------------------

MISCELLANEOUS (0.0%)
*  Health Asia MediCentres Beijing++                                           1,000,000             0
------------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
   Lifestyle International Holdings, Ltd.                                        628,000     1,148,140
------------------------------------------------------------------------------------------------------

OIL & GAS (2.4%)
   CNPC Hong Kong, Ltd.                                                        2,370,000     1,334,975
   Xinao Gas Holdings, Ltd.                                                      582,000       554,500
------------------------------------------------------------------------------------------------------
                                                                                             1,889,475
------------------------------------------------------------------------------------------------------

REAL ESTATE (9.4%)
   Cheung Kong Holdings, Ltd.                                                    257,000     2,784,415
   Guangzhou R&F Prop Co., Ltd. 'H'                                              203,400       942,758
   Henderson Land Development Co. Ltd.                                            76,000       394,824
   Hysan Development Co., Ltd.                                                   256,419       723,004
   New World Development Co., Ltd.                                               382,000       629,535
   Sun Hung Kai Properties, Ltd.                                                 199,000     2,029,200
   Wheelock and Co., Ltd.                                                         25,000        42,005
------------------------------------------------------------------------------------------------------
                                                                                             7,545,741
------------------------------------------------------------------------------------------------------

REITS - DIVERSIFIED (0.9%)
*  Champion Real Estate Investment Trust                                       1,524,000       755,427

------------------------------------------------------------------------------------------------------
RETAIL (1.8%)
*  Golden Eagle Retail Group, Ltd.                                             1,690,000       881,228
   Parkson Retail Group, Ltd.                                                    209,000       594,683
------------------------------------------------------------------------------------------------------
                                                                                             1,475,911
------------------------------------------------------------------------------------------------------

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                                MARKET
                                                                               HOLDINGS          VALUE
DESCRIPTION                                                                   (IN SHARES)      (IN US$)
------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (1.4%)
   Cosco Pacific, Ltd.                                                           500,000     1,107,249
------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (6.6%)
   China Mobile (Hong Kong), Ltd.                                                725,500     4,147,316
   China Unicom, Ltd.                                                          1,238,000     1,107,776
------------------------------------------------------------------------------------------------------
                                                                                             5,255,092
------------------------------------------------------------------------------------------------------

TOTAL HONG KONG                                                                             39,185,540
------------------------------------------------------------------------------------------------------

TAIWAN (32.0%)
------------------------------------------------------------------------------------------------------

CIRCUIT BOARDS (1.0%)
   Nan Ya Printed Circuit Board Corp.                                            104,000       804,645
------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
   Chang Hwa Commercial Bank                                                   1,840,000     1,304,259
------------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
   High Tech Computer                                                             30,000       824,659
*  Innolux Display Corp.                                                         621,000       888,047
------------------------------------------------------------------------------------------------------
                                                                                             1,712,706
------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
   First Financial Holding Co., Ltd.                                           1,632,000     1,234,951
   Shin Kong Financial Holding Co., Ltd.                                             758           833
------------------------------------------------------------------------------------------------------
                                                                                             1,235,784
------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (8.3%)
   AU Optronics Corp Warrants 19 Oct 2006 (UBS AG)                               576,819       823,467
*  AU Optronics Corp.                                                            232,820       328,625
   Delta Electronics, Inc.                                                       151,000       429,070
   Hon Hai Precision Industry Co., Ltd.                                          503,487     3,110,152
   Silitech Technology Corp.                                                     176,000       932,267
   Tripod Technology Corp.                                                       309,000     1,049,819
------------------------------------------------------------------------------------------------------
                                                                                             6,673,400
------------------------------------------------------------------------------------------------------

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                                               MARKET
                                                                              HOLDINGS         VALUE
DESCRIPTION                                                              (IN SHARES OR PAR)   (IN US$)
------------------------------------------------------------------------------------------------------
INSURANCE (2.8%)
   Cathay Financial Holding Co., Ltd.                                          1,011,000     2,210,792
------------------------------------------------------------------------------------------------------

METALS & MINING (1.6%)
   Catcher Technology Co., Ltd.                                                  121,000     1,281,867
------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (13.0%)
   Advanced Semiconductor Engineering, Inc.                                    1,591,000     1,572,474
   MediaTek, Inc.                                                                142,800     1,323,162
   Novatek Microelectronics Corp., Ltd.                                          336,000     1,629,305
   ProMOS Technologies, Inc.                                                   3,183,000     1,155,149
*  Taiwan Semiconductor Manufacturing Co., Ltd.                                2,648,786     4,777,747
------------------------------------------------------------------------------------------------------
                                                                                            10,457,837
------------------------------------------------------------------------------------------------------

TOTAL TAIWAN                                                                                25,681,290
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN COMMON STOCK
   (96.7% of Net Assets) (Cost $73,253,991)                                                 77,541,791
======================================================================================================

SHORT TERM INVESTMENTS
------------------------------------------------------------------------------------------------------

UNITED STATES (1.6%)
------------------------------------------------------------------------------------------------------
   Citibank Time Deposit, 5.02%, 07/03/2006                                    1,303,668     1,303,668
------------------------------------------------------------------------------------------------------

TOTAL UNITED STATES                                                                          1,303,668
------------------------------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
   (1.6% of Net Assets) (Cost $1,303,668)                                                    1,303,668
======================================================================================================

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                              MARKET
                                                                                              VALUE
DESCRIPTION                                                                                  (IN US$)
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (98.3% of Net Assets) (Cost $74,557,659)                                                 78,845,459
======================================================================================================

Other assets in excess of liabilities (1.7% of Net Assets)                                   1,387,289
======================================================================================================

NET ASSETS (100.0%)                                                                         80,232,748
======================================================================================================

As of June 30, 2006, aggregate cost for Federal income tax purposes was $75,291,136.
The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost                                                             6,200,370
Excess of cost over market value                                                            (2,646,047)
------------------------------------------------------------------------------------------------------

Net unrealized gain                                                                          3,554,323
======================================================================================================

      B Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.

      H     Chinese security traded on Hong Kong Stock Exchange.

      *     Non-income producing.

      ++ At fair value as determined under the supervision of the Board of Directors.

                 See accompanying notes to financial statements.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AT JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                            (IN US$)
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments at value (cost $74,557,659)                                                    78,845,459
Cash (including foreign currencies with a cost of $2,634,422 and value of $2,659,012)       2,738,698
Receivable for securities sold                                                                554,197
Dividends receivable                                                                          360,055
Interest receivable                                                                               181
Prepaid expenses                                                                               24,974
-----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                               82,523,564
-----------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            1,796,935
Due to Investment Adviser                                                                     138,076
Accrued expenses payable                                                                      355,805
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                           2,290,816
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                                 80,232,748
=====================================================================================================
NET ASSETS CONSIST OF:

Common stock, $0.01 par value
  (100,000,000 shares authorized;
  4,585,160 shares issued and outstanding)                                                     45,852
Paid-in capital                                                                            83,971,510
Undistributed net investment income                                                           648,681
Accumulated realized loss on investments
  and foreign currency transactions                                                        (8,746,340)
Accumulated net unrealized appreciation on investments,
  and foreign currency holdings, and other assets
  and liabilities denominated in foreign currencies                                         4,313,045
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                                 80,232,748
=====================================================================================================

NET ASSET VALUE PER SHARE ($80,232,748 / 4,585,160)                                             17.50
=====================================================================================================

                See accompanying notes to financial statements.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                            (IN US$)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $40,082)                                       1,052,701
Interest (net of foreign withholding tax of $129)                                              11,633
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                     1,064,334
-----------------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------------
Investment advisory fees                                                                      403,050
Custodian fees                                                                                116,778
Directors' fees and expenses                                                                   90,657
Administration and accounting fees                                                             68,432
Legal fees                                                                                     39,781
Shareholder service fees                                                                       23,120
Shareholder report and expenses                                                                21,012
Insurance                                                                                      18,581
Audit fees                                                                                     16,747
NYSE listing fee                                                                               12,945
Other expenses                                                                                 23,683
-----------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                834,786
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                         229,548
=====================================================================================================

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY
    HOLDINGS AND OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
-----------------------------------------------------------------------------------------------------

NET REALIZED GAIN
   Investments                                                                             10,412,544
   Foreign currency transactions                                                                1,497
NET CHANGE IN UNREALIZED DEPRECIATION
   Investments and foreign currency holdings and
     other assets and liabilities denominated
     in foreign currencies                                                                 (3,969,490)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
   FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES                                        6,444,551
-----------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            6,674,099
=====================================================================================================

                 See accompanying notes to financial statements.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE
                                                                   SIX MONTHS ENDED
                                                                     JUNE 30, 2006                YEAR ENDED
                                                                        (IN US$)              DECEMBER 31, 2005
                                                                       (UNAUDITED)                  (IN US$)
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   Operations
      Net investment income                                                229,548                  607,149
      Net realized gain on investment transactions                      10,412,544                6,571,071
      Net realized gain (loss) on foreign currency transactions              1,497                 (179,850)
      Net change in unrealized appreciation (depreciation) on
        investments, foreign currency holdings and other assets
        and liabilities denominated in foreign currencies               (3,969,490)               2,347,419
---------------------------------------------------------------------------------------------------------------

   Net increase in net assets resulting from operations                  6,674,099                9,345,789
===============================================================================================================
DISTRIBUTIONS TO STOCKHOLDERS
   Net investment income ($0.00 and $0.06 per share,
     respectively)                                                              --                 (275,111)
===============================================================================================================

TOTAL INCREASE IN NET ASSETS                                             6,674,099                9,070,678
   Net Assets:
   Beginning of period                                                  73,558,649               64,487,971
---------------------------------------------------------------------------------------------------------------

   End of period (including undistributed net investment income
     of $648,681 and $419,133, respectively)                            80,232,748               73,558,649
===============================================================================================================

                 See accompanying notes to financial statements.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           FOR THE
                                         SIX MONTHS
                                            ENDED          FOR THE         FOR THE         FOR THE        FOR THE         FOR THE
                                          JUNE 30,       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                            2006        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          (IN US$)          2005            2004            2003           2002            2001
                                         (UNAUDITED)      (IN US$)        (IN US$)        (IN US$)       (IN US$)        (IN US$)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                        16.04           14.06           13.93            7.47            8.14            9.34
====================================================================================================================================
Net investment income
  (loss)                                      0.05            0.13            0.04           (0.02)          (0.04)          (0.11)
Net realized and
  unrealized gain (loss)
  on investment and
  foreign currency-
  related transactions                        1.41            1.91            0.09            6.48           (0.66)          (1.31)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                                  1.46            2.04            0.13            6.46           (0.70)          (1.42)
====================================================================================================================================
Dividends from net
  investment income                             --           (0.06)             --              --              --              --
====================================================================================================================================
Dilutive Effect of Capital
  shares repurchased                            --              --              --              --*           0.03            0.22
====================================================================================================================================
NET ASSET VALUE, END OF
  PERIOD                                     17.50           16.04           14.06           13.93            7.47            8.14
====================================================================================================================================
Market value, end of
  period                                     15.89           13.71           12.80           18.08            6.50            6.57
====================================================================================================================================
TOTAL INVESTMENT RETURN
  Per share market value                      15.9%            7.6%          (29.2%)         178.2%           (1.1%)          (6.9%)
  Per share net asset
    value                                      9.1%           14.5%            0.9%           86.5%           (8.2%)         (12.8%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period               80,232,748      73,558,649      64,487,971      63,882,635      34,248,715      38,169,881
Ratios of total expenses
  to average net assets                     2.08% +           2.08%           2.22%           2.54%           2.62%           3.51%
Ratios of net investment
  income (loss) to
  average net assets                        0.57% +           0.90%           0.31%          (0.19%)         (0.44%)         (1.25%)
Portfolio turnover rate                      142.8%          121.8%          168.6%          162.5%          245.0%          212.1%
Number of shares
  outstanding at end of
  period (in thousands)                      4,585           4,585           4,585           4,585           4,587           4,689

*     Less than $0.01 per share.

+     Annualized.

                 See accompanying notes to financial statements.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JUNE 30, 2006
--------------------------------------------------------------------------------

1.    ORGANIZATION AND CAPITAL

      JF China Region Fund, Inc. (the "Fund") was incorporated in the State of Maryland on May 22, 1992, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund commenced operations on July 16, 1992.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America ("GAAP") and are consistently followed by the Fund in the preparation of its financial statements.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from these estimates.

      I)    SECURITY VALUATION

            All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination or, if no sales price is available at that time, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. In valuing the Fund's assets, quotations of foreign securities in a foreign currency are translated to United States ("U.S.") dollar equivalents at the exchange rate in effect on the valuation date.

      II)   FOREIGN CURRENCY TRANSLATION

            The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mid-market price of such currencies against U.S. dollars as follows:

                  o     investments,   other  assets,  and  liabilities  at  the
                        prevailing rates of exchange on the valuation date;

                  o investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

            Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly,

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

            realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

            Unrealized currency gains (losses) resulting from valuing foreign currency denominated assets and liabilities at period-end exchange rates are reflected as a component of accumulated net unrealized gain (loss) on investments, foreign currency holdings, and other assets and liabilities denominated in foreign currencies.

      III)  DISTRIBUTION OF INCOME AND GAINS

            The Fund intends to distribute to stockholders, at least annually, substantially all of its net investment income and expects to distribute annually any net long-term capital gains in excess of net short-term capital losses. An additional distribution may be made to the extent necessary to avoid the payment of a 4% federal excise tax. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with GAAP.

      IV)   OTHER

            Security transactions are accounted for on trade date. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.    INVESTMENT TRANSACTIONS

      The investment objective, policies, program, and risk factors of the Fund are described fully in the Fund's Prospectus.

      During the six months ended June 30, 2006, the Fund made purchases of $112,461,673 and sales of $114,756,648 of investment securities other than short-term investments. There were no purchases or sales of U.S. government securities.

4.    RELATED PARTY, OTHER SERVICE PROVIDER TRANSACTIONS AND DIRECTORS

      I) JF International Management Inc. (the "Adviser"), an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., provides investment advisory services to the Fund under the terms of an investment advisory agreement. The Adviser is paid a fee, computed weekly and payable monthly, at the annual rate of 1.00% of the Fund's weekly net assets.

      II) During the six months ended June 30, 2006, the Fund did not pay any brokerage commissions to J.P. Morgan Chase Group companies or affiliated brokers/dealers.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      III)  OTHER SERVICE PROVIDERS

            PFPC  Inc.  (the   "Administrator")   provides   administrative  and
            accounting services to the Fund under an Administrative and Accounting Services Agreement. The Administrator receives a fee, payable monthly, at an annual rate of 0.135% of the first $100 million, 0.095% of the next $50 million, 0.08% of the next $50 million and 0.065% of the excess over $200 million of the Fund's average weekly net assets, subject to a minimum annual fee of $138,000, plus reimbursement for certain out-of-pocket expenses.

      IV)   DIRECTORS

            The Fund pays each of its Directors who is not a director, officer or employee of the Adviser, Administrator or any affiliate thereof an annual fee of $16,000 and the Chairman $19,000 plus $1,400 attendance fee for each Board and committee meeting attended. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

5.    CAPITAL SHARE TRANSACTIONS

      On September 8, 2005 the Board of Directors renewed an authority for the Fund to purchase shares of its common stock from Fund stockholders, as described below. When shares trade at a discount to net asset value, any purchase of shares by the Fund has the effect of increasing the net asset value per share of the Fund's remaining shares outstanding. All shares purchased by the Fund are thereafter considered authorized and unissued.

      I)    SHARE REPURCHASE PROGRAM

            The Fund is authorized to repurchase up to 458,516 shares (10% of its issued and outstanding shares) in the open market through September 7, 2006. Repurchases can be made only when the Fund's shares are trading at less than net asset value and at such times and amounts as it is believed to be in the best interest of the Fund's stockholders.

            During the six months ended June 30, 2006 and the year ended December 31, 2005, the Fund did not repurchase any shares under the share repurchase program.

6.    RISKS AND UNCERTAINTIES

      I)    FOREIGN TRANSACTIONS

            Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      II)   OTHER

            In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7.    TAX STATUS

      I)    U.S. FEDERAL INCOME TAXES

            No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income.

            At December 31, 2005, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

            Tax basis Ordinary Income ..............................                       $    419,133
                                                                                           ------------
            Tax basis capital loss carryforward ....................     $(19,066,798)
            Plus/Less: cumulative timing differences --
              wash sales ...........................................          (93,583)
                                                                         ------------
            Accumulated capital loss ................................................       (19,160,381)
                                                                                           ------------
            Book unrealized foreign exchange gain ...................................                 6
                                                                                           ------------
            Book unrealized appreciation on foreign currencies ......................             6,855
                                                                                           ------------
            Tax unrealized appreciation ............................     $  8,182,091
            Plus/Less: cumulative timing differences --
              wash sales ...........................................           93,583
                                                                         ------------
            Unrealized appreciation .................................................         8,275,674
                                                                                           ------------
            Net assets (excluding paid-in capital) ..................................      $(10,458,713)
                                                                                           ============

            The difference between book and tax basis unrealized appreciation is
            primarily   attributable  to  wash  sales.  The  cumulative   timing
            difference for the capital loss carryover is due to wash sales.

            Net Asset Value .........................................................      $ 73,558,649
            Paid-in Capital .........................................................       (84,017,362)
                                                                                           ------------
            Net assets (excluding paid-in capital) ..................................      $(10,458,713)
                                                                                           ============

            As of December 31, 2005, the Fund had capital loss carryforwards for federal income tax purposes of $19,066,798, of which $11,676,567 expires in 2006, $3,780,058 expires in 2008 and $3,610,173 expires in 2009. The Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforward.

            During the year ended December 31, 2005, the Fund reclassified $179,850 and $12,170,495 from undistributed net investment income and paid in capital, respectively, to accumulated realized loss on investments as a result of permanent book and tax differences relating to realized foreign currency losses and carryforward loss expirations. Net assets were not affected by the reclassifications.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8.    RECENT ACCOUNTING PRONOUNCEMENTS

            In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open years as of the date of effectiveness. Management has recently begun to evaluate the tax application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

RESULTS OF THE ANNUAL STOCKHOLDERS MEETING (UNAUDITED)
--------------------------------------------------------------------------------

The Fund held its annual stockholders meeting on May 11, 2006. At this meeting, stockholders elected the following nominees to the Fund's Board of Directors.

      I)    ELECTION OF DIRECTORS

   NOMINEE                      VOTES FOR   VOTES WITHHELD     NON-VOTING SHARES    TOTAL VOTING SHARES
   -------                      ---------   --------------     -----------------    -------------------
   The Rt. Hon.
      The Earl of Cromer        3,482,739     164,641              937,780             4,585,160
   Alexander Reid Hamilton      3,483,898     163,482              937,780             4,585,160

OTHER INFORMATION
--------------------------------------------------------------------------------

TREASURER AND CHIEF FINANCIAL OFFICER

Michael J. James replaced A. Douglas Eu as Fund Treasurer and Chief Financial Officer effective August 10, 2006.

DEFICIENCY DIVIDEND

On July 26, 2006, the Board of Directors of the Fund declared a deficiency dividend of $0.05822 per share to shareholders of record as of August 1, 2006 and ordered the payment of a related compliance fee of approximately $50,000 to the Internal Revenue Service to satisfy a spillback dividend election taken by the Fund for the tax year ended December 31, 2004 and maintain the Fund's status as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund filed the forms necessary to claim the deficiency dividend as a dividend paid deduction with the IRS on August 8, 2006. The related compliance fee was paid to the IRS on August 21, 2006.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund  files  its  complete  schedule  of  portfolio  holdings  with the U.S.
Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 202-942-8008, and on the Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 202-942-8088, and on the Commission's website at http://www.sec.gov.

CERTIFICATIONS

Simon J. Crinage, as the Fund's President, has certified to the New York Stock Exchange that, as of June 9, 2006, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the Commission on Forms N-CSR and N-CSRS contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------

THE FUND OPERATES AN OPTIONAL DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (THE "PLAN") WHEREBY:

      a)    shareholders   may  elect  to  receive  dividend  and  capital  gain
            distributions in the form of additional shares of the Fund (the Share Distribution Plan).

      b) shareholders may make optional payments (any amount between $100 and $3,000) which will be used to purchase additional shares in the open market (the Share Purchase Plan).

FOR  A  COPY  OF  THE  PLAN  BROCHURE,   AS  WELL  AS  A  DIVIDEND  REINVESTMENT
AUTHORIZATION CARD, PLEASE CONTACT THE PLAN AGENT:

   Computershare Trust Company, N.A.
   P. O. Box 43010
   Providence, RI 02940-3010
   Telephone No: 800-426-5523 (toll-free)

The following should be noted with respect to the Plan:

If you participate in the Share Distribution Plan, whenever the Board of Directors of the Fund declares an income dividend or net capital gain distribution, you will automatically receive your distribution in newly issued shares (cash will be paid in lieu of fractional shares) if the market price of the shares on the date of the distribution is at or above the net asset value of the shares. The number of shares to be issued to you by the Fund will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the net asset value (NAV) per share on such date or 95% of the market price of a share on such date. If the market price of the shares on such a distribution date is below the NAV, the Plan Agent will, as agent for the participants, buy shares on the open market, on the New York Stock Exchange or elsewhere, for the participant's account on, or after, the payment date. There is no service charge for purchases under this Plan.

For U.S. federal income tax purposes, shareholders receiving newly issued shares pursuant to the Share Distribution Plan will be treated as receiving income or capital gains in an amount equal to the fair market value (determined as of the distribution date) of the shares received and will have a cost basis equal to such fair market value. Shareholders receiving a distribution in the form of shares purchased in the open market pursuant to the Plan will be treated as receiving a distribution of the cash distribution that such shareholder would have received had the shareholder not elected to have such distribution reinvested and will have a cost basis in such shares equal to the amount of the distribution.

There will be no brokerage charge to participants for shares issued directly by the Fund under the Plan. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of shares in connection with the Plan. The Fund will pay the fees of the Plan Agent for handling the Plan.

You may terminate your account under the Share Distribution Plan by notifying the Plan Agent in writing. The Plan may be terminated by the Plan Agent or the Fund with notice to you at least 30 days prior to any record date for the payment of any distribution by the Fund. Upon any termination, the Plan Agent will deliver a certificate or certificates for the full shares held for you under the Plan and a cash adjustment for any fractional shares.

You also have the option of instructing the Plan Agent to make semiannual cash purchases of shares in the open market. There is a service charge of $1.25 for each purchase under this Share Purchase Plan.

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


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


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

    [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

DIRECTORS AND ADMINISTRATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS            THE RT. HON. THE EARL OF CROMER - DIRECTOR AND
                                  CHAIRMAN OF THE BOARD
                                  Alexander R. Hamilton - Director
                                  Julian M. I. Reid - Director
                                  Simon J. Crinage - President
                                  Michael J. James - Treasurer*
                                  Hilary A. Lowe - Secretary

INVESTMENT ADVISER                JF INTERNATIONAL MANAGEMENT INC.
                                  P.O. Box 3151
                                  Road Town, Tortola
                                  British Virgin Islands

ADMINISTRATOR                     PFPC INC.
                                  301 Bellevue Parkway
                                  Wilmington, Delaware 19809
                                  U.S.A.

CUSTODIAN                         CITIBANK N.A.
                                  NEW YORK:
                                  111 Wall Street, 16th Floor
                                  New York, New York 10005
                                  U.S.A.

                                  HONG KONG:
                                  Citibank Tower
                                  Citibank Plaza
                                  3 Garden Road
                                  Hong Kong

INDEPENDENT REGISTERED            PRICEWATERHOUSECOOPERS LLP
PUBLIC ACCOUNTING FIRM            Two Commerce Square
                                  2001 MARKET STREET
                                  Philadelphia, Pennsylvania 19103
                                  U.S.A.

LEGAL COUNSEL                     CLEARY GOTTLIEB STEEN & HAMILTON LLP
                                  NEW YORK:
                                  1 Liberty Plaza
                                  New York, New York 10006
                                  U.S.A.

                                  HONG KONG:
                                  Bank of China Tower
                                  1 Garden Road
                                  Hong Kong

REGISTRAR, TRANSFER AGENT, AND    COMPUTERSHARE TRUST COMPANY, N.A.
DIVIDEND PAYING AGENT             P. O. Box 43010
                                  Providence, RI 02940-3010
                                  U.S.A.

* MICHAEL J. JAMES REPLACED A. DOUGLAS EU AS FUND TREASURER AND CHIEF FINANCIAL OFFICER EFFECTIVE AUGUST 10, 2006.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

WWW.JFCHINAREGION.COM


                                     - 26 -

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               JF China Region Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)   /s/ Simon Crinage
                          ------------------------------------------------------
                                    Simon Crinage, President
                                    (principal executive officer)

Date            August 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Simon Crinage
                        --------------------------------------------------------
                                    Simon Crinage, President
                                    (principal executive officer)

Date            August 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)   /s/ Michael J. James
                        --------------------------------------------------------
                                    Michael J. James, Treasurer
                                    (principal financial officer)

Date            August 30, 2006
    ----------------------------------------------------------------------------